INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment- Revaluation (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Land and buildings
Property, plant and equipment
Carrying amount of land and buildings recognized if under cost model	$ 25,912,392	$ 28,304,611